Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Debt

Debt consists of the following:

	December 31,
	2016	2015
	(in thousands)
Due within one year:
2017 Senior Secured Notes	$438,880	$—
2018 Senior Secured Term Loan B	7,500	7,500
Senior Secured Credit Facility	79,757	82,083
Less: unamortized deferred financing costs	(29,347)	(12,790)
Total current debt	496,790	76,793
Long-term debt:
2017 Senior Secured Notes	—	498,887
2018 Senior Secured Term Loan B	715,206	721,958
2013 Revolving Credit Facility	500,000	50,000
Senior Secured Credit Facility	697,569	775,000
2020 Senior Secured Notes	750,000	750,000
Less: unamortized deferred financing costs	(14,116)	(26,968)
Total long-term debt	2,648,659	2,768,877
Total debt	$3,145,449	$2,845,670

Aggregate Maturities of Debt Including Net Unamortized Discounts

As of December 31, 2016, the aggregate maturities of our debt, including net unamortized discounts of $1.5 million, were as follows:

(in thousands)
Years ending December 31,
2017	$526,621
2018	1,296,007
2019	617,812
2020	750,000
2021	—
Thereafter	—
Total	$3,190,440